Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Depreciation expense	$ 4,729	$ 15,821	$ 39,413	$ 47,747	$ 189,186	$ 386,992